LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2019
Accounting Policies [Abstract]
Weighted average remaining lease term (years)	4 years 8 months 19 days
Weighted average discount rate	2.60%